Business Combinations - Purchase Price Allocation to Assets Acquired and Liabilities Assumed of MTS HealthHelp Inc. (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 15, 2017
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 130,811	$ 135,186	$ 135,186
MTS HealthHelp Inc. [member]
Disclosure of detailed information about business combination [line items]
Cash				$ 3,119
Trade receivables				4,910
Unbilled revenue				2,016
Prepayments and other current assets				1,060
Property and equipment				4,612
Non-current assets				161
Term loan				(29,249)
Current liabilities				(2,555)
Non-current liabilities				(1,423)
Deferred tax liability				(18,163)
Net assets acquired				29,828
Less: Purchase consideration				68,910
Goodwill on acquisition				39,082
MTS HealthHelp Inc. [member] | Software [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				1,274
MTS HealthHelp Inc. [member] | Customer contracts [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				4,537
MTS HealthHelp Inc. [member] | Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				49,584
MTS HealthHelp Inc. [member] | Service mark [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				400
MTS HealthHelp Inc. [member] | Covenant not-to-compete [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				4,693
MTS HealthHelp Inc. [member] | Technology [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 4,852